NET INCOME (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Numerator:
Numerator for basic income (loss) from continuing operations per share		(630,613)	(1,616,946)	165,478
Numerator for basic loss from discontinued operations per share		(276,205)	(4,220)	(144,293)
Numerator for diluted income (loss) from continuing operations per share		(630,613)	(1,616,946)	165,478
Numerator for diluted loss from discontinued operations per share		(276,205)	(4,220)	(144,293)
Denominator:
Denominator for basic income (loss) per share weighted average ordinary shares outstanding (in shares)	163,942,809	163,942,809	145,659,940	142,939,038
Denominator for diluted income (loss) per share weighted average ordinary shares outstanding (in shares)	163,942,809	163,942,809	145,659,940	150,432,812
Basic income (loss) per share- continuing operations (in CNY per share)	$ (0.64)	(3.85)	(11.10)	1.16
Basic loss per share- discontinued operations (in CNY per share)	$ (0.28)	(1.68)	(0.03)	(1.01)
Diluted income (loss) per share- continuing operations (in CNY per share)	$ (0.64)	(3.85)	(11.10)	1.10
Diluted loss per share- discontinued operations (in CNY per share)	$ (0.28)	(1.68)	(0.03)	(1.01)